Business combinations - Narrative (Details) - North American Title Acquisition - USD ($) $ in Thousands		12 Months Ended
	Jan. 07, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Total consideration transferred	$ 171,680
Transaction costs			$ 800	$ 1,700
Total revenues		$ 355,900